Income per Share - Schedule of income per share (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [Abstract]
Basic weighted average number of common shares outstanding	77,715,890	69,411,808
Effect of dilutive stock options and warrants	2,368,516	2,651,889
Effect of convertible loan	4,723,923	1,225,783
Diluted weighted average common shares outstanding	84,808,329	73,289,480